Investees (Details 2) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Current assets	₪ 5,162	[1]	₪ 5,530
Non-current assets	14,352	[1]	15,304
Current liabilities	7,647	[1]	4,224
Non-current liabilities	11,703	[1]	14,154
Total net assets	19,514	[1]	20,834
Carrying amount of non-controlling interests	617	[1]	2,279
Revenues	9,321	[1]	9,789	₪ 10,084
Net Profit (loss)	(1,909)	[1],[2]	675	439
Other comprehensive income (loss)	(1,867)	[1]	667	424
Total comprehensive income (loss)	(1,867)	[1]	667	424
Profit (loss) attributable to non-controlling interests	(1,192)	[1]	690	641
Total comprehensive Income (loss) attributable to non-controlling interests	(1,158)	[1]	684	630
Cash flows from operating activities	3,472	[2]	3,480	3,457
Cash flows from investing activities	(2,507)	[2]	(966)	(1,036)
Cash flow from financing activities without dividend to non-controlling interests	(2,200)	[2]	(916)	(2,230)
Dividend paid to non-controlling interests	505	[2]	948	1,187
Total increase (decrease) in cash and cash equivalents	₪ (1,235)	[2]	₪ 1,598	₪ 191
Bcom Group [Member]
Disclosure of subsidiaries [line items]
Rate of direct ownership interests held by non-controlling interests	35.22%		35.22%	35.22%
Current assets	₪ 5,162		₪ 5,334	₪ 3,991
Non-current assets	14,352		15,305	16,154
Current liabilities	7,647		4,111	4,256
Non-current liabilities	11,703		13,442	12,588
Total net assets	164		3,086	3,301
Carrying amount of non-controlling interests	617		2,279	2,543
Revenues	9,321		9,789	10,084
Net Profit (loss)	(1,909)		741	439
Other comprehensive income (loss)	42		(8)	(15)
Total comprehensive income (loss)	(1,867)		733	424
Profit (loss) attributable to non-controlling interests	(1,192)		690	641
Total comprehensive Income (loss) attributable to non-controlling interests	(1,158)		684	630
Cash flows from operating activities	3,472		3,487	3,462
Cash flows from investing activities	(2,507)		(1,128)	(948)
Cash flow from financing activities without dividend to non-controlling interests	(1,696)		213	(1,271)
Dividend paid to non-controlling interests	(504)		(948)	(1,062)
Total increase (decrease) in cash and cash equivalents	₪ (1,235)		₪ 1,624	₪ 181

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1
[2]	For information regarding early adoption of IFRS 16, Leases, see Note 3a.